Other Liabilities, Provisions and Commitments - Summary of Changes in Balance of Provisions Recorded (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Balance at beginning of the period	$ 3,270
Balance at end of the period	2,788	$ 3,270
Taxes
Disclosure of other provisions [line items]
Balance at beginning of the period	1,348	1,823	$ 2,066
Penalties and other charges	69	228	109
New contingencies	4	4	306
Cancellation and adjustments	(283)	(447)	(177)
Payments	(107)	(155)	(473)
Effect of foreign currency exchange rates	(91)	(105)	(8)
Balance at end of the period	940	1,348	1,823
Cancellation and adjustments, reduction of accessories in contingencies	240
Labor
Disclosure of other provisions [line items]
Balance at beginning of the period	1,308	1,385	1,472
Penalties and other charges	71	64	80
New contingencies	361	843	516
Cancellation and adjustments	(340)	(523)	(385)
Contingencies added in business combinations	0	0	65
Payments	(181)	(308)	(301)
Effect of foreign currency exchange rates	(39)	(153)	(62)
Balance at end of the period	1,180	1,308	1,385
Legal
Disclosure of other provisions [line items]
Balance at beginning of the period	614	679	612
Penalties and other charges	52	50	57
New contingencies	36	117	75
Cancellation and adjustments	(35)	(109)	(79)
Contingencies added in business combinations	0	0	149
Payments	(5)	(68)	(110)
Effect of foreign currency exchange rates	6	(55)	(25)
Balance at end of the period	$ 668	$ 614	$ 679